INTANGIBLE ASSETS - NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS - NET

NOTE 7. INTANGIBLE ASSETS - NET

The following table summarizes our Company’s intangible assets, by major asset class:

	December 31, 2014
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
With finite-life intangible assets
Capitalized software development cost	$2,503	$2,300	$203
Customer relationships	5,757	5,757	—
Other	71	52	19

	$8,331	$8,109	$222

	December 31, 2013
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
With finite-life intangible assets
Completed technology	$2,536	$2,536	$—
Capitalized software development cost	3,130	2,471	659
Customer relationships	6,112	5,433	679
Other	141	18	123

	$11,919	$10,458	$1,461

Intangible assets with finite lives are amortized over their estimated useful lives ranging from 0.5 to 9 years, with the overall weighted-average life of 5.5 years.

For the years ended December 31, 2012, 2013 and 2014, total amortization expense of intangible assets were $2.2 million, $1.9 million and $1.2 million, respectively, which includes amortization of capitalized software development costs of $1.1 million, $1.2 million and $494 thousand. As of December 31, 2014, based on the current amount of intangibles subject to amortization, the estimated amortization expense for each of the following years is as follows:

(In US$ thousands)	Amount
2015	$132
2016	66
2017	24

$222